Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted loss per common share

	For the Six Months Ended June 30,
	2019	2018

Net Loss	(26,781,651)	(52,152,740)
Dividend – Convertible Redeemable Class A preferred stock	(343,200)	-
Net income attributable to noncontrolling interests	(2,319)	-
Net loss attributable to ordinary shareholders	$(27,127,170)	$(52,152,740)

Weighted-average common shares outstanding – basic and diluted	25,287,852	18,422,783

Loss per share to ordinary shareholders – basic and diluted	$(1.07)	$(2.83)